Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Trade and Other Liabilities

	2020	2019
	€	€
Trade payables	656,448	509,948
Tax and social security liabilities	190,504	7,823

	846,952	517,771